Corporate debt (Tables)	9 Months Ended
Sep. 30, 2018
Corporate debt [Abstract]
Corporate debt
The breakdown of the corporate debt as of September 30, 2018 and December 31, 2017 is as follows:

	Balance as of September 30,	Balance as of December 31,
	2018	2017
	($ in thousands)
Non-current	622,433	574,176
Current	19,352	68,907
Total Corporate Debt	641,785	643,083

Repayment schedule for corporate debt
The repayment schedule for the corporate debt as of September 30, 2018 is as follows:

	Remainder of 2018	Between January and September 2019	Between October and December 2019	2020	2021	2022	Subsequent years	Total
New Revolving Credit Facility	-	-	-	-	57,464	-	-	57,464
Note Issuance Facility	-	-	-	-	-	104,033	206,934	310,967
2017 Credit Facility	-	11,667	-	-	-	-	-	11,667
2019 Notes	7,685	-	254,002	-	-	-	-	261,687
Total	7,685	11,667	254,002	-	57,464	104,033	206,934	641,785